GENERAL ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
GENERAL ORGANIZATION AND BUSINESS [Abstract]
GENERAL ORGANIZATION AND BUSINESS

NOTE 1. GENERAL ORGANIZATION AND BUSINESS

Mobile Vault, Inc. is a development stage company that was incorporated on May 18, 2011, to provide mobile security and privacy protection. The Company plans to provide mobile users the ability to check where files have come from, securely back up the data on their mobile phones, check social networks for bad links and other threats, and provide warning of unsafe websites and monitors the phone for suspicious behavior to quickly detect attacks, viruses, and malware activities.

The Company's management has chosen May 31st for its fiscal year end.

NOTE 1.	GENERAL ORGANIZATION AND BUSINESS

Mobile Vault, Inc. is a development stage company that was incorporated on May 18, 2011, to provide mobile security and privacy protection. Mobile Vault will provide mobile users the ability to check where files have come from, securely back up the data on their mobile phones, check social networks for bad links and other threats, and provide warning of unsafe websites and monitors the phone for suspicious behavior to quickly detect attacks, viruses, and malware activities.

Mobile Vault plans to provide a unique way to protect the privacy and security when using any mobile application. The Company's products will allow the user to automatically back up their files to disc, USB device or a cloud-based data center. This allows the user to recover any data and files if your mobile device crashes. This product also secures and automatically enters usernames and passwords to prevent cybercriminals from stealing this information. Mobile Vault will block unsafe and malicious websites, including phishing sites.